GOVERNMENT PARTICIPATION (Tables)	12 Months Ended
Mar. 31, 2022
Government Grants [Abstract]
Disclosure of detailed Information about government participation	Government contributions, other than COVID-19 government support programs, were recognized as follows:

	2022	2021
Credited to non-financial assets	$14.6	$11.7
Credited to income	19.5	20.2
	$34.1	$31.9